UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Item 1. Report to Shareholders

Extended Equity Market Index Fund	December 31, 2013

The views and opinions in this report were current as of December 31, 2013. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Major U.S. stock markets produced stellar returns, as they continued to climb through the second half of the year. The S&P 500 Index closed the year with its strongest annual gain since 1997. Although corporate fundamentals moderated from a strong level, investors remained optimistic about the economy. For the year ended December 31, 2013, the Equity Index 500, Total Equity Market Index, and Extended Equity Market Index Funds each posted gains of over 30%, broadly tracking the returns of their respective benchmarks.

MARKET ENVIRONMENT

U.S. equities produced excellent returns for the year ended December 31, 2013, in an environment characterized by steady labor market gains, favorable but moderating corporate earnings, and supportive monetary policies from the Fed. Each of the major stock indexes closed the year at record or multiyear highs. Investors remained optimistic despite rising longer-term interest rates stemming from expectations that the Fed would taper its $85 billion in monthly asset purchases in the near future, tensions in the Middle East, and a lack of cooperation among lawmakers regarding fiscal policy. The U.S. economy grew at a moderate pace, overcoming the higher tax rates and federal spending reductions that took effect in the first quarter of 2013, as well as the government shutdown and debt ceiling showdown in October. In mid-December, stock markets reacted favorably as the Fed decided to slowly taper its asset purchases, starting with a $10 billion reduction in January, and keep short-term interest rates low even if unemployment falls below 6.5%—as long as inflation remains contained. Finally, Congress announced a bipartisan two-year budget deal that temporarily suspends the fiscal brinkmanship of recent years.

As measured by various Russell indexes, growth stocks outperformed value stocks across all market capitalizations, especially among small-caps, which outperformed mid- and large-caps for the year. The large-cap S&P 500 Index gained 32.39% for the year, while the S&P Completion Index—a broad measure of small- and mid-cap stock performance—added 38.24%. All sectors within the S&P 500 gained over the reporting period. The consumer discretionary, health care, and industrials and business services sectors performed best, with gains over 40%. The utilities and telecommunication services sectors lagged, with moderate gains in the low teens.

SUMMARY OF INVESTMENT STRATEGIES

T. Rowe Price’s Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap stocks (Equity Index 500 Fund), small- and mid-cap stocks (Extended Equity Market Index Fund), or the entire U.S. stock market (Total Equity Market Index Fund). These funds could serve as core holdings in an investor’s portfolio, as they offer attributes that many investors will find appealing.

  They are well diversified, which can reduce the potentially negative impact of a given stock on the entire portfolio. The Equity Index 500 Fund invests in all S&P 500 Index stocks, while the Total Equity Market Index Fund and the Extended Equity Market Index Fund invested in 1,429 and 1,696 stocks, respectively, as of December 31, 2013. (Diversification cannot assure a profit or protect against loss in a declining market.)

  They tend to closely track their benchmarks. The Equity Index 500 Fund uses a full-replication strategy so that the weightings of our holdings match those of the S&P 500 Index. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy to approximate the sector allocations, price-to-earnings ratio, and other attributes of their benchmarks. We occasionally invest in securities such as futures and exchange-traded funds so that the index funds can accommodate cash flows and remain fully invested.

  They offer instant, broad exposure to different sectors of the stock market, and each fund’s sector allocations are consistent with its benchmark’s sector breakdown. As such, changes in the funds’ sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an actively managed fund. Since the funds are designed to track their respective indexes, they do not have the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining.

  Their expenses are generally low, which allows investors to retain more of their returns.

Equity Index 500 Fund
Your fund returned 32.02% in the 12 months ended December 31, 2013, versus 32.39% for the S&P 500 Index. Fund performance tends to slightly lag that of the benchmark due to operating and management expenses.

Every sector in the S&P 500 rose over the reporting period. Consumer discretionary, health care, and industrials and business services stocks were the top-performing sectors, with gains exceeding 40%, followed by financial stocks. Information technology, consumer staples, materials, and energy produced good returns as well. Telecommunication services and utilities gained the least, in the low double digits. Growth stocks outperformed value stocks in the S&P 500.

The consumer discretionary sector was the fund’s best performer, led by Netflix, the leading subscription streaming entertainment company; electronics retailer Best Buy, which seemed to benefit from a strategy change during the year; and GameStop, seller of new and used video games and hardware. Pharmaceutical company Celgene was the strongest performer in the health care sector on the success of its cancer-fighting drugs, while Boston Scientific and Gilead Sciences also performed well. In the industrials and business services sector, Boeing, the world’s leading aerospace company, ranked among the stronger performers. (Please refer to our portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Telecommunication services and utilities fared poorly last year. These generally defensive sectors—which pay the highest dividend yields in the S&P 500—fared well in recent years until early 2013, as investors sought defensive stocks with solid dividends in a low interest rate environment. But they suffered in the spring as yields surged after the Fed telegraphed its intention to start tapering its stimulus, leading investors to sell high-yielding stocks in favor of greater returns in the bond market.

Standard & Poor’s authorized 19 changes to the composition of the S&P 500 Index during the period. Please see the table on page 13 for a complete list of index changes.

Total Equity Market Index Fund
Your fund returned 33.70% for the 12 months ended December 31, 2013, versus 33.40% for its benchmark, the S&P Total Market Index. Fund performance often slightly trails that of the benchmark due to operating and management expenses; however, the fund’s sample of stocks outperformed the index for the year.

The S&P Total Market Index represents the entire U.S. stock market. It combines the S&P 500 and the S&P Completion Index and offers broad exposure to large-, mid-, small-, and micro-cap companies. Stocks in the S&P 500 represent over 75% of the S&P Total Market Index’s overall market value. As with the S&P 500, the largest holdings of the S&P Total Market Index have the greatest influence on the fund’s performance. In addition, the percentage weightings of the major sectors are broadly similar between the two benchmarks.

As with the S&P 500 Index, all sectors generated positive results. Consumer discretionary, health care, and industrials and business services stocks were the top-performing sectors, with gains exceeding 40%. Financials, information technology, consumer staples, energy, and materials all produced above-average returns. Telecommunication services and utilities lagged but still posted modest double-digit gains.

Extended Equity Market Index Fund
Your fund returned 38.37% for the 12 months ended December 31, 2013, versus 38.24% for the S&P Completion Index. Fund performance tends to slightly lag that of the benchmark due to the fund’s operating and management expenses; however, the fund’s sample of stocks outperformed the index for the year.

The S&P Completion Index, a subindex of the S&P Total Market Index, excludes all S&P 500 stocks. The index covers about 3,300 companies and provides exposure to mid-, small-, and micro-cap companies.

Every sector returned more than 23% for the period. Health care was the best-performing sector, with a gain of over 50%. Telecommunication services, consumer discretionary, industrials and business services, and consumer staples stocks each delivered gains of about 46% to 47%. Information technology also produced very good returns, as did energy stocks. Financials, materials, and utilities posted returns in the low- to mid-20% range.

OUTLOOK

Our growth expectations for the coming quarters remain modest. The U.S. economy is gradually recovering, supported by job gains, the housing rebound, and subdued energy prices. Fiscal headwinds, in the form of tax increases and spending cuts last year, are abating. Although the Fed pledged to keep interest rates low, there will likely be upward pressure on rates as the Fed reduces the amount of its asset purchases. U.S. corporate balance sheets and profit margins remain healthy. Earnings and revenue growth in the low- to mid-single-digit percentages are consistent with modest economic growth. Equity valuations are reasonable relative to historical levels based on several measures.

While we expect central bank monetary policies to remain accommodative for some time, uncertainty about the impact of the Fed’s tapering may periodically elevate market volatility. However, we remain focused on our role of replicating the structure and performance of the S&P indexes to provide our investors with broad exposure to large-cap stocks, small- and mid-cap stocks, and the entire U.S. stock market.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

E. Frederick Bair
Cochairman of the Investment Advisory Committee, Equity Index 500 Fund,
Extended Equity Market Index Fund, and Total Equity Market Index Fund

Ken D. Uematsu
Cochairman of the Investment Advisory Committee, Equity Index 500 Fund,
Extended Equity Market Index Fund, and Total Equity Market Index Fund

January 21, 2014

The committee chairmen have day-to-day responsibility for managing the portfolios and work with committee members in developing and executing the funds’ investment programs.

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Price-to-cash flow ratio: A valuation measure calculated by dividing the price of a stock by its current cash flow per share. This ratio gives investors an idea of the market’s expectation of a firm’s future financial health by removing the effects of depreciation and other noncash factors.

Price-to-earnings (P/E) ratio: A valuation measure calculated by dividing the price of a stock by its reported earnings per share. The ratio is a measure of how much investors are willing to pay for the company’s earnings.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

S&P Completion Index: Tracks the performance of the U.S. stocks not included in the S&P 500, which are primarily small- and mid-capitalization stocks. The index includes approximately 3,300 stocks.

S&P Total Market Index: Tracks the performance of a broad spectrum of small-, mid-, and large-capitalization U.S. stocks. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the S&P Total Market Index’s value. The index includes approximately 3,800 stocks.

Note: Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Equity Index 500 Fund	Percent of Net Assets 12/31/13
Apple	3.0%
ExxonMobil	2.7
Google	1.9
Microsoft	1.7
General Electric	1.7
Johnson & Johnson	1.6
Chevron	1.4
Procter & Gamble	1.3
JPMorgan Chase	1.3
Wells Fargo	1.3
Berkshire Hathaway	1.3
Pfizer	1.2
IBM	1.1
AT&T	1.1
Bank of America	1.0
Citigroup	1.0
Coca-Cola	0.9
Amazon.com	0.9
Merck	0.9
Verizon Communications	0.8
Philip Morris International	0.8
Comcast	0.8
Oracle	0.8
Intel	0.8
Wal-Mart	0.8
Total	32.1%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Total Equity Market Index Fund	Percent of Net Assets 12/31/13
Apple	2.4%
ExxonMobil	2.1
Google	1.5
General Electric	1.3
Microsoft	1.3
Johnson & Johnson	1.2
Chevron	1.1
Procter & Gamble	1.0
Wells Fargo	1.0
JPMorgan Chase	1.0
Berkshire Hathaway	1.0
Pfizer	0.9
IBM	0.9
AT&T	0.9
Bank of America	0.8
Coca-Cola	0.7
Citigroup	0.7
Amazon.com	0.7
Merck	0.7
Philip Morris International	0.7
Verizon Communications	0.7
Oracle	0.6
Comcast	0.6
PepsiCo	0.6
Wal-Mart	0.6
Total	25.0%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Extended Equity Market Index Fund	Percent of Net Assets 12/31/13
Liberty Global	0.8%
Las Vegas Sands	0.7
LinkedIn	0.5
Liberty Media	0.4
HCA	0.3
United Continental	0.3
Illumina	0.3
Bunge Limited	0.3
Avago Technologies	0.3
Hertz Global	0.3
Tractor Supply	0.3
Concho Resources	0.3
Tesla Motors	0.3
SBA Communications	0.3
EchoStar Communications	0.3
Affiliated Managers Group	0.3
BioMarin Pharmaceutical	0.3
Cimarex Energy	0.3
Sirius XM	0.2
Henry Schein	0.2
Charter Communications	0.2
Equinix	0.2
Trimble Navigation	0.2
CIT Group	0.2
Verisk Analytics	0.2
Total	**8.0%**

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 94.2%		
CONSUMER DISCRETIONARY 15.1%		
Auto Components 1.0%		
Allison Transmission Holdings	9,700	268
American Axle & Manufacturing Holdings (1)	13,530	277
Cooper Tire	9,600	231
Dana Holding	22,600	443
Dorman Products (1)	2,600	146
Drew Industries	3,200	164
Fuel Systems Solutions (1)	5,800	80
Gentex	23,460	774
Gentherm (1)	9,600	257
Lear	13,200	1,069
Motorcar Parts of America (1)	4,500	87
Shiloh Industries (1)	6,700	131
Spartan Motors	9,600	64
Standard Motor Products	7,250	267
Stoneridge (1)	7,500	95
Tenneco (1)	9,250	523
TRW (1)	19,210	1,429
Visteon (1)	9,600	786
		7,091
Automobiles 0.4%		
Tesla Motors (1)(2)	13,700	2,060
Thor Industries	8,700	480
Winnebago (1)	4,320	119
		2,659
Distributors 0.3%		
Core Mark	1,400	106
LKQ Corporation (1)	48,400	1,593
Pool	7,277	423
Voxx International (1)	8,964	150

Weyco Group	3,200	94
		2,366
Diversified Consumer Services 0.7%		
American Public Education (1)	7,740	336
Apollo Education (1)	15,800	432
Ascent Capital Group (1)	2,793	239
Carriage Services	7,200	141
Devry Education (2)	8,100	287
Grand Canyon Education (1)	9,400	410
Hillenbrand	13,850	407
ITT Educational Services (1)(2)	6,040	203
Learning Tree International (1)	9,550	30
LifeLock (1)	7,500	123
Matthews International, Class A (2)	7,600	324
Regis	2,900	42
Service Corporation International	33,331	604
Sotheby's	14,813	788
Strayer Education (1)	5,850	202
Weight Watchers (2)	5,000	165
		4,733
Hotels, Restaurants & Leisure 3.0%		
Bally Technologies (1)	6,850	537
Biglari Holdings (1)	409	207
BJ's Restaurants (1)	8,533	265
Bloomin Brands (1)	6,900	166
Bob Evans Farms	4,000	202
Boyd Gaming (1)	14,800	167
Brinker	11,879	551
Buffalo Wild Wings (1)	2,800	412
Burger King Worldwide (2)	17,700	405
Caesars Entertainment (1)(2)	10,900	235
CEC Entertainment	2,692	119
Choice Hotels International	8,600	422

Churchill Downs	2,100	188
Cracker Barrel Old Country Store	4,600	506
DineEquity	3,400	284
Domino's Pizza	10,464	729
Dunkin Brands	17,200	829
Fiesta Restaurant (1)	1,600	84
Frisch's Restaurants	400	10
Full House Resorts (1)	2,400	7
Hyatt Hotels, Class A (1)	12,800	633
International Speedway, Class A	2,675	95
Interval Leisure	6,500	201
Jack In the Box (1)	6,200	310
Krispy Kreme (1)	5,200	100
Las Vegas Sands	66,000	5,206
Life Time Fitness (1)(2)	5,600	263
Marriott Vacations Worldwide (1)	2,800	148
MGM Resorts International (1)	53,797	1,265
Multimedia Games Holding Company (1)	6,900	216
Norwegian Cruise Line Holdings (1)	12,000	426
Panera Bread, Class A (1)	4,460	788
Papa John's International	8,840	401
Penn National Gaming (1)	12,200	175
Pinnacle Entertainment (1)	11,400	296
Red Robin Gourmet Burgers (1)	4,250	313
Royal Caribbean Cruises	26,521	1,258
Ruby Tuesday (1)	9,100	63
Scientific Games, Class A (1)	10,030	170
Six Flags Entertainment	16,000	589
Sonic (1)	15,250	308
Speedway Motorsports	3,820	76
Texas Roadhouse	8,900	247
The Cheesecake Factory	7,540	364
Vail Resorts	6,000	451

Wendy's	54,340	474
		21,161

Household Durables 1.1%

Blyth (2)	15,374	167
CSS Industries	3,300	95
Dixie Group (1)	5,200	69
Ethan Allen Interiors (2)	3,600	109
Helen of Troy Limited (1)	5,800	287
Hovnanian Enterprises (1)(2)	34,730	230
iRobot (1)	13,300	462
Jarden (1)	17,719	1,087
KB Home (2)	12,400	227
La-Z-Boy	8,650	268
M/I Homes (1)(2)	9,370	238
MDC Holdings (1)	5,491	177
Meritage (1)	4,200	202
NACCO Industries	500	31
NVR (1)	643	660
Ryland Group	6,446	280
Standard Pacific (1)	29,500	267
Stanley Furniture (1)	1,200	5
Taylor Morrison Home, Class A (1)	5,300	119
Tempur Sealy International (1)	9,350	504
Toll Brothers (1)	25,320	937
TRI Pointe Homes (1)	19,100	381
Tupperware Brands	8,420	796
Universal Electronics (1)	4,000	152
		7,750

Internet & Catalog Retail 0.4%

1-800-Flowers.com (1)	10,868	59
Blue Nile (1)(2)	7,400	348
FTD (1)(2)	5,935	193
Groupon (1)(2)	80,800	951

HomeAway (1)	6,800	278
HSN	5,000	312
Nutri/System	11,800	194
Orbitz Worldwide (1)	15,200	109
Overstock.com (1)(2)	4,400	136
Shutterfly (1)(2)	7,700	392
		2,972
Leisure Equipment & Products 0.4%		
Arctic Cat	3,195	182
Brunswick	17,500	806
Marine Products	7,100	71
Polaris Industries	10,440	1,521
Sturm Ruger & Company (2)	4,100	300
		2,880
Media 3.1%		
A.H. Belo, Class A	9,576	71
AMC Networks, Class A (1)	8,000	545
Beasley Broadcast Group, Class A	6,300	55
Charter Communications, Class A (1)	12,700	1,737
Cinemark Holdings	16,200	540
Clear Channel Outdoor, Class A	14,400	146
Cumulus Media, Class A (1)	26,900	208
DISH Network (1)	33,820	1,959
DreamWorks Animation, Class A (1)	12,600	447
Harte-Hanks	9,650	75
John Wiley & Sons	8,470	468
Journal Communications, Class A (1)	12,200	114
Lamar Advertising (1)	8,992	470
Liberty Global (1)	61,534	5,476
Liberty Global (1)	1,700	143
Liberty Media (1)	17,500	2,563
Live Nation Entertainment (1)	23,800	470
Madison Square Garden (1)	9,664	556

Martha Stewart Living, Class A (1)(2)	18,519	78
McClatchy (1)(2)	10,800	37
Meredith	3,600	186
Morningstar	5,800	453
National Cinemedia	9,200	184
New York Times, Class A (2)	23,800	378
Nexstar Broadcasting	5,800	323
Regal Entertainment Group, Class A (2)	13,190	257
Rentrak (1)	5,100	193
Salem Communications, Class A	18,350	160
Scholastic	7,420	252
Sinclair Broadcasting, Class A	11,510	411
Sirius XM Holdings (1)	504,300	1,760
Starz (1)	18,000	526
Valassis Communications (2)	10,400	356
World Wrestling Entertainment	4,500	75
		21,672
Multiline Retail 0.2%		
Big Lots (1)	7,500	242
Bon-Ton Stores (2)	8,700	142
Dillards, Class A	3,200	311
Fred's	5,915	109
J.C. Penney (1)(2)	38,600	353
Sears Holding (1)(2)	3,200	157
Tuesday Morning (1)	9,700	155
		1,469
Specialty Retail 3.4%		
Aaron's	11,835	348
Abercrombie & Fitch (2)	6,200	204
Advance Auto Parts	10,985	1,216
Aeropostale (1)(2)	20,160	183
American Eagle Outfitters	41,480	597
ANN (1)	8,475	310

Asbury Automotive Group (1)	4,740	255
Ascena Retail Group (1)	18,434	390
Barnes & Noble (1)	7,784	116
bebe stores	7,000	37
Big 5 Sporting Goods	4,900	97
Brown Shoe	7,430	209
Buckle (2)	3,762	198
Cabela's, Class A (1)	7,941	529
Cache (1)	2,000	11
Cato, Class A	5,850	186
Chico's	34,100	642
Christopher & Banks (1)	34,692	296
Conns (1)(2)	4,100	323
CST Brands (2)	9,300	342
Dick's Sporting Goods	19,300	1,121
DSW, Class A	11,600	496
Express (1)	11,500	215
Five Below (1)(2)	9,200	397
Foot Locker	24,617	1,020
Francesca's Holdings (1)(2)	7,000	129
Genesco (1)	4,400	321
GNC Holdings	13,900	812
Group One Automotive	6,900	490
Guess	17,420	541
Hibbett Sports (1)(2)	2,718	183
Jos. A. Bank Clothiers (1)	4,105	225
Lithia Motors, Class A	3,500	243
Lumber Liquidators (1)(2)	5,800	597
MarineMax (1)	7,960	128
Men's Wearhouse	7,350	375
Monro Muffler Brake (2)	4,800	271
Murphy USA (1)	4,200	175
Office Depot (1)	94,330	499
Outerwall (1)(2)	4,150	279
Penske Auto	6,316	298

Pep Boys (1)	9,570	116
Pier 1 Imports	25,400	586
Rent-A-Center	7,400	247
Restoration Hardware Holdings (1)	7,500	505
Sally Beauty Supply (1)	23,800	719
Select Comfort (1)	9,900	209
Signet Jewelers	12,600	992
Sonic Automotive	3,620	89
Stage Stores (2)	5,870	130
Stein Mart	8,330	112
The Children's Place (1)	3,450	197
The Finish Line, Class A	8,753	247
TSC	27,040	2,098
Ulta Salon Cosmetics & Fragrance (1)	10,700	1,033
Vitamin Shoppe (1)	2,500	130
West Marine (1)	6,200	88
Wet Seal, Class A (1)	34,575	94
Williams-Sonoma	12,700	740
Zumiez (1)	3,300	86
		23,722

Textiles, Apparel & Luxury Goods 1.1%

Carters	7,500	538
Charles & Colvard (1)	9,768	49
Cherokee (2)	7,900	109
Columbia Sportswear	1,381	109
Costa (1)	8,000	174
Crocs (1)	13,700	218
Deckers Outdoor (1)	4,400	372
Fifth & Pacific (1)	27,700	888
Hanesbrands	15,000	1,054
Iconix Brand Group (1)	8,949	355
Lakeland Industries (1)	580	3
lululemon athletica (1)(2)	10,200	602
Movado Group	3,600	159

Oxford Industries	1,870	151
Quiksilver (1)	59,200	519
Skechers U.S.A., Class A (1)	8,700	288
Steven Madden (1)	11,400	417
Superior Uniform Group	743	12
Tumi Holdings (1)	18,100	408
Under Armour (1)	12,000	1,048
Wolverine World Wide	15,300	520
		7,993
Total Consumer Discretionary		106,468
CONSUMER STAPLES 3.2%		
Beverages 0.0%		
Coca-Cola Bottling	2,150	157
National Beverage (1)	5,948	120
Willamette Valley Vineyards (1)(2)	10,650	68
		345
Food & Staples Retailing 0.6%		
Andersons	3,900	348
Arden Group, Class A	800	101
Casey's General Stores	6,800	478
Fresh Market (1)	8,800	356
Harris Teeter Supermarkets	7,100	350
PriceSmart	2,600	301
Rite Aid (1)	175,750	889
Spartan Stores	5,900	143
Sprouts Farmers Market (1)	3,200	123
SUPERVALU (1)	41,000	299
Susser Holdings (1)	1,200	79
The Pantry (1)	4,700	79
United Natural Foods (1)	7,200	543
		4,089

Food Products 1.7%		
Alico	3,900	152
B&G Foods, Class A	6,900	234
Bunge Limited	26,902	2,209
Chiquita (1)	6,619	77
Darling International (1)	19,500	407
Dean Foods (1)	26,750	460
Farmer Bros. (1)	7,600	177
Flowers Foods	40,983	880
Fresh Del Monte Produce	8,500	241
Green Mountain Coffee (1)(2)	19,100	1,444
Hain Celestial Group (1)	7,400	672
Hillshire Brands	19,700	659
Ingredion	11,300	774
J & J Snack Foods	2,240	198
Lancaster Colony	2,500	220
Lifeway Foods (2)	9,400	150
Pinnacle Foods	14,900	409
Post Holdings (1)	7,885	388
Rocky Mountain Chocolate Factory	13,362	155
Sanderson Farms	4,040	292
Seaboard (1)	44	123
Snyders-Lance	10,710	308
Tootsie Roll Industries (2)	3,727	121
TreeHouse Foods (1)	7,143	492
Whitewave Foods (1)	25,300	580
		11,822
Household Products 0.4%		
Central Garden & Pet, Class A (1)	9,600	65
Church & Dwight	22,750	1,508
Energizer	10,450	1,131
Spectrum Brands Holdings	3,500	247

WD-40	3,750	280
		3,231
Personal Products 0.4%		
Elizabeth Arden (1)(2)	3,050	108
Herbalife (2)	15,200	1,196
Inter Parfums	3,900	140
Nu Skin Enterprises, Class A	10,200	1,410
Star Scientific (1)(2)	34,200	40
		2,894
Tobacco 0.1%		
Universal (2)	3,040	166
Vector Group (2)	17,379	284
		450
Total Consumer Staples		22,831
ENERGY 5.5%		
Energy Equipment & Services 1.9%		
Atwood Oceanics (1)	9,500	507
Basic Energy Services (1)	10,700	169
Bristow Group	5,780	434
C&J Energy Services (1)(2)	3,300	76
CARBO Ceramics (2)	3,075	358
Core Laboratories	8,200	1,566
Dawson Geophysical (1)	4,300	145
Dresser-Rand Group (1)	12,000	716
Dril-Quip (1)	6,100	671
Era (1)	4,650	143
Exterran Holdings (1)	10,367	355
Forum Energy Technologies (1)	8,800	249
Geospace Technologies (1)	2,000	190
Gulf Island Fabrication	13,300	309
Gulfmark Offshore	3,400	160

Helix Energy Solutions Group (1)	15,407	357
Hercules Offshore (1)	29,031	190
Hornbeck Offshore Services (1)	2,600	128
ION Geophysical (1)	45,800	151
Key Energy Services (1)	27,400	216
Matrix Service (1)	4,700	115
Newpark Resources (1)	17,200	211
Oceaneering International	20,200	1,593
Oil States International (1)	9,130	929
Parker Drilling (1)	30,800	250
Patterson-UTI Energy	22,337	566
Pioneer Energy Services (1)	20,700	166
RigNet (1)	1,300	62
RPC (2)	9,975	178
SEACOR Holdings (1)	5,250	479
Superior Energy (1)	27,956	744
TETRA Technologies (1)	4,700	58
Tidewater	7,474	443
Unit (1)	7,100	367
		13,251
Oil, Gas & Consumable Fuels 3.6%		
Adams Resources & Energy	2,300	158
Alon USA Energy (2)	10,400	172
Antero Resources (1)	6,100	387
Approach Resources (1)(2)	7,500	145
Bill Barrett (1)(2)	17,032	456
Bonanza Creek Energy (1)	10,300	448
BPZ Resources (1)(2)	23,300	42
Callon Petroleum (1)	25,450	166
Carrizo Oil & Gas (1)	6,500	291
Cheniere Energy (1)	36,600	1,578
Cimarex Energy	16,838	1,767
Clayton Williams Energy (1)	2,300	189
Cloud Peak Energy (1)	10,200	184

Cobalt International Energy (1)	49,400	813
Comstock Resources	10,140	185
Concho Resources (1)	19,300	2,084
Contango Oil & Gas (1)	1,700	80
Continental Resources (1)(2)	7,000	788
Crosstex Energy	7,200	260
CVR Energy	2,100	91
Diamondback Energy (1)	9,700	513
Energen	10,920	773
Energy XXI Bermuda	21,600	585
EPL Oil & Gas (1)	13,400	382
Exco Resources (2)	25,600	136
Exco Resources, Rights, 1/16/14 (1)	25,600	4
Fieldpoint Petroleum (1)(2)	17,100	70
Fieldpoint Petroleum, Warrants, 3/23/18 (1)	12,600	7
Forest Oil (1)	15,300	55
Goodrich Petroleum (1)(2)	9,300	158
Gulfport Energy (1)	13,700	865
Halcon Resources (1)(2)	35,256	136
Harvest Natural Resource (1)(2)	37,116	168
HollyFrontier	32,790	1,629
Kodiak Oil & Gas (1)	48,200	540
Kosmos Energy (1)	9,400	105
Laredo Petroleum (1)	5,200	144
LinnCo	14	—
Magnum Hunter Resources (1)(2)	25,600	187
Matador Resources (1)	3,600	67
Midstates Petroleum (1)(2)	11,300	75
Northern Oil & Gas (1)(2)	23,100	348
Oasis Petroleum (1)	20,700	972
PBF Energy (2)	13,100	412
PDC Energy (1)	7,200	383
Rentech (1)	93,500	164
Rex Energy (1)	6,800	134
Rex Stores Resources (1)	3,350	150

Rosetta Resources (1)	9,700	466
SandRidge Energy (1)(2)	34,007	206
SemGroup	6,600	431
SM Energy	12,900	1,072
Stone Energy (1)	8,612	298
Targa Resources	4,100	362
Triangle Petroleum (1)(2)	16,400	136
Ultra Petroleum (1)(2)	24,660	534
USEC (1)(2)	8,400	56
W&T Offshore	5,400	86
Western Refining (2)	8,800	373
Westmoreland Coal (1)	8,300	160
Whiting Petroleum (1)	23,000	1,423
World Fuel Services	13,200	570
		25,619
Total Energy		38,870

FINANCIALS 21.2%

Capital Markets 2.3%

Affiliated Managers Group (1)	8,600	1,865
American Capital (1)	40,680	636
Apollo Investment	54,400	461
Ares Capital	53,466	950
Artisan Partners Asset Management	1,100	72
BGC Partners	34,500	209
Calamos, Class A	20,300	240
CIFC	5,200	40
Cohen & Steers (2)	4,100	164
Cowen (1)	20,000	78
Eaton Vance	20,266	867
Evercore Partners	5,500	329
Federated Investors, Class B (2)	6,400	184
Financial Engines	8,600	598
FXCM (2)	7,600	136

GFI Group	34,400	134
Golub Capital (2)	14,400	275
Greenhill	5,900	342
Horizon Technology Finance (2)	4,900	70
ICG Group (1)	12,700	237
INTL FCStone (1)	9,681	179
Janus Capital Group	34,600	428
Lazard, Class A, Partnership	24,300	1,101
LPL Financial Holdings	10,100	475
Main Street Capital	2,500	82
MCG Capital	30,700	135
PennantPark Floating Rate Capital	1,000	14
Pennantpark Investment	13,500	157
Piper Jaffray (1)	5,850	231
Prospect Capital (2)	50,800	570
Raymond James Financial	18,375	959
SEI Investments	26,056	905
Stifel Financial (1)	3,186	153
SWS Group (1)	2,300	14
TD Ameritrade Holding	48,368	1,482
Teton Advisors (2)	40	1
Virtus Investment Partners (1)	1,434	287
Waddell & Reed Financial, Class A	17,240	1,123
Walter Investment Management (1)	7,000	248
WisdomTree Investments (1)	17,800	315
		16,746
Commercial Banks 4.9%		
1st Source	2,866	92
Ameriana Bancorp	4,460	61
Arrow Financial (2)	6,706	178
Associated Banc-Corp	27,075	471
Banc First	2,800	157
Bancorp (1)	12,500	224
Bancorp South	25,875	658

Bank of Hawaii	6,266	371
Bank of Kentucky Financial	6,300	232
Bank of the Ozarks	5,800	328
BankUnited	15,200	500
Banner	2,173	97
BBCN Bancorp	26,100	433
BOK Financial	3,137	208
Boston Private Financial	12,999	164
Camden National	3,200	135
Capital Bank Financial, Class A (1)	8,500	193
CapitalSource	32,800	471
Cathay Bancorp	6,556	175
Center Bancorp	12,383	232
Central Pacific Financial	7,800	157
Century Bancorp, Class A	5,500	183
Chemical Financial	4,861	154
CIT Group	31,700	1,652
Citizens & Northern	2,222	46
City Holding Company (2)	5,150	239
City National	6,450	511
Cobiz Financial	15,937	191
Columbia Banking System (2)	15,050	414
Commerce Bancshares	10,786	484
Community Bank System	6,020	239
Community Trust Bancorp	3,975	179
Cullen/Frost Bankers (2)	9,450	703
CVB Financial	13,106	224
East West Bancorp	27,300	955
Farmers Capital Bank (1)	10,497	228
First Bancorp North Carolina	8,075	134
First Busey	23,575	137
First Citizens BancShares	1,470	327
First Commonwealth Financial	23,000	203
First Community	5,200	87
First Financial	4,550	166

First Financial Bancorp	13,272	231
First Financial Bankshares (2)	4,494	298
First Financial Holdings	3,704	246
First Horizon National	37,300	435
First Merchants	12,383	282
First Midwest Bancorp	17,893	314
First Niagara Financial	70,263	746
First Republic Bank	19,600	1,026
First United (1)	4,211	32
FirstMerit	25,084	558
Flushing Financial	9,825	203
FNB	18,135	229
Fulton Financial	26,902	352
German American Bancorp	4,489	128
Glacier Bancorp	15,812	471
Hancock Holding	13,735	504
Home Bancshares	15,438	577
IBERIABANK	4,526	284
Independent Bank	5,350	210
International Bancshares	7,802	206
Investors Bancorp	9,700	248
Macatawa Bank (1)(2)	21,200	106
MB Financial	7,667	246
Merchants Bancshares	600	20
National Bank Holdings, Class A	13,800	295
National Penn Bancshares	15,535	176
NBT Bancorp	8,480	220
NewBridge Bancorp (1)	15,100	113
Northrim Bank	8,825	232
OFG Bancorp	9,768	169
Old National Bancorp	16,031	246
PacWest Bancorp (2)	6,650	281
Park National	2,040	174
Peapack-Gladstone Financial	7,057	135
Peoples Bancorp	3,550	80

Popular (1)	16,330	469
Preferred Bank (1)	7,395	148
Premier Financial Bancorp	7,264	103
PrivateBancorp	10,260	297
Prosperity Bancshares	8,660	549
Renasant	5,852	184
Republic Bancorp, Class A	2,066	51
S Y Bancorp	5,521	176
S&T Bancorp	8,200	208
Sandy Spring Bancorp	3,630	102
Signature Bank (1)	7,900	849
Southside Bancshares (2)	7,206	197
Southwest Bancorp of Oklahoma (1)	11,800	188
State Bank Financial	7,600	138
Sterling Bancorp	20,840	279
Sterling Financial	2,600	89
Sun Bancorp (1)	21,564	76
Susquehanna Bancshares	22,247	286
SVB Financial Group (1)	7,150	750
Synovus Financial	162,100	584
TCF Financial	36,200	588
Texas Capital Bancshares (1)	11,800	734
Tompkins Financial	3,217	165
TowneBank/Portsmouth VA (2)	1,400	22
Trico Bancshares	4,900	139
Trustmark	10,400	279
UMB Financial	4,312	277
Umpqua Bank (2)	18,820	360
Union First Market Bankshares	4,829	120
United Bankshares (2)	6,300	198
United Community Banks (1)	9,796	174
Univest	4,700	97
Valley National Bancorp (2)	30,194	306
Washington Trust Bancorp	4,600	171
Webster Financial	15,510	484

WesBanco	6,875	220
West Bancorporation	13,100	207
WestAmerica Bank (2)	3,746	211
Western Alliance Bancorp (1)	27,200	649
Wintrust Financial	7,050	325
		34,515

Consumer Finance 0.4%

Asta Funding (1)	7,300	62
Atlanticus Holdings (1)(2)	8,675	31
Cardtronics (1)	6,200	269
Cash American International	5,560	213
Credit Acceptance (1)	1,700	221
DFC Global (1)	19,400	222
Encore Capital (1)(2)	4,500	226
EZCORP, Class A (1)	9,000	105
First Cash (1)	4,800	297
Green Dot, Class A (1)	14,500	365
Nelnet, Class A	3,922	165
Portfolio Recovery Associates (1)	8,550	452
World Acceptance (1)(2)	2,300	201
		2,829

Diversified Financial Services 0.5%

CBOE Holdings	14,900	774
Fifth Street Finance	22,000	204
ING US	15,400	541
Interactive Brokers, Class A	12,700	309
MarketAxess Holdings	7,900	528
MSCI, Class A (1)	21,336	933
Newstar Financial (1)	4,900	87
PHH (1)	9,579	233
PICO Holdings (1)	6,600	153
		3,762

Insurance 3.8%

Alleghany (1)	2,418	967
Allied World Assurance Holdings	5,500	620
American Equity Investment Life	14,600	385
American Financial Group	10,010	578
AmTrust Financial Services (2)	5,356	175
Argo Group International Holdings	4,400	205
Arthur J. Gallagher	21,960	1,031
Aspen Insurance Holdings	11,000	454
Assured Guaranty	31,000	731
Baldwin & Lyons, Class B	3,575	98
Brown & Brown	18,106	568
Citizens (1)	13,733	120
CNA Financial (2)	9,400	403
CNO Financial Group	32,100	568
Crawford, Class B	15,250	141
E-Health (1)	6,300	293
EMC Insurance Group	1,903	58
Endurance Specialty Holdings	6,700	393
Enstar (1)	1,300	181
Erie Indemnity, Class A	5,300	388
Everest Reinsurance Holdings	7,300	1,138
FBL Financial, Class A	2,342	105
Fidelity National Financial	47,159	1,530
First American Financial	28,830	813
Hanover Insurance Group	6,420	383
HCC Insurance Holdings	16,130	744
Hilltop Holdings (1)	8,899	206
Horace Mann Educators	9,210	290
Infinity Property & Casualty	3,200	230
Kemper	7,650	313
Maiden Holdings	15,100	165
Markel (1)	2,324	1,349
MBIA (1)	27,800	332

Meadowbrook Insurance Group	45,482	317
Mercury General	4,793	238
Montpelier Re Holdings	10,300	300
National Interstate	7,100	163
National Western Life	1,260	282
Navigators Group (1)	4,350	275
Old Republic International	33,593	580
OneBeacon Insurance Group, Class A	8,800	139
Platinum Underwriters Holdings	4,700	288
Primerica	4,500	193
ProAssurance	7,240	351
Protective Life	11,700	593
Reinsurance Group of America	11,520	892
RenaissanceRe Holdings	7,300	711
RLI	1,700	166
Safety Insurance Group	3,615	203
Selective Insurance	7,400	200
StanCorp Financial Group	7,500	497
State Auto Financial	11,370	241
Stewart Information Services	5,280	170
Symetra Financial	18,300	347
United Fire Group	3,600	103
Validus Holdings	15,900	641
W. R. Berkley	18,272	793
White Mountains Insurance Group	1,287	776
Willis Group Holdings	28,700	1,286
		26,700
Real Estate Investment Trusts 7.3%		
Acadia Realty Trust, REIT	9,950	247
AG Mortgage Investment Trust, REIT	16,400	256
Agree Realty, REIT	6,700	194
Alexanders, REIT	600	198
Alexandria Real Estate, REIT	10,920	695
American Assets Trust, REIT	2,000	63

American Campus Communities, REIT	13,826	445
American Capital Mortgage Investment, REIT (2)	9,300	162
American Homes 4 Rent, Class A, REIT	3,900	63
American Realty Capital Properties, REIT (2)	30,900	397
Ares Commercial Real Estate, REIT	19,100	250
ARMOUR Residential REIT, REIT	116,200	466
Ashford Hospitality Prime, REIT	4,480	82
Ashford Hospitality Trust, REIT	22,400	185
BioMed Realty Trust, REIT	31,600	573
Brandywine Realty Trust, REIT	18,343	258
BRE Properties, Class A, REIT	11,550	632
Camden Property Trust, REIT	12,600	717
CBL & Associates Properties, REIT	34,800	625
Cedar Realty Trust, REIT	22,400	140
Chambers Street Properties, REIT (2)	33,200	254
Chesapeake Lodging Trust, REIT	12,700	321
Chimera Investment, REIT	173,500	538
Cole Real Estate Investment, REIT	70,400	988
Colony Financial, REIT	20,800	422
Columbia Property Trust, REIT	13,300	332
CommonWealth REIT, REIT	18,175	424
Corporate Office Properties Trust, REIT	8,200	194
Corrections Corporation of America, REIT	17,904	574
CubeSmart, REIT	19,500	311
CYS Investments, REIT	27,800	206
DCT Industrial Trust, REIT	40,000	285
DDR, REIT	46,500	715
DiamondRock Hospitality, REIT	37,051	428
Digital Realty Trust, REIT (2)	21,100	1,036
Douglas Emmett, REIT	19,100	445
Duke Realty, REIT	50,261	756
DuPont Fabros Technology, REIT (2)	12,300	304
EastGroup Properties, REIT	9,750	565
Education Realty Trust, REIT	31,500	278
Empire State Realty Trust, REIT	13,300	203

EPR Properties, REIT	7,280	358
Equity Lifestyle Properties, REIT	15,940	578
Equity One, REIT	17,576	394
Essex Property Trust, REIT (2)	5,550	796
Extra Space Storage, REIT	17,200	725
Federal Realty Investment Trust, REIT	10,390	1,054
First Industrial Realty, REIT	12,200	213
First Potomac Realty Trust, REIT	19,800	230
Franklin Street Properties, REIT	20,900	250
Gaming & Leisure Properties, REIT (1)	12,200	620
GEO, REIT	11,511	371
Getty Realty, REIT	9,260	170
Glimcher Realty Trust, REIT	29,960	280
Government Properties Income Trust, REIT (2)	11,700	291
Hatteras Financial, REIT	16,300	266
Healthcare Realty Trust, REIT	18,580	396
Healthcare Trust of America, REIT	29,500	290
Hersha Hospitality Trust, Class A, REIT	32,500	181
Highwoods Properties, REIT	10,713	387
Home Properties of New York, REIT	9,190	493
Hospitality Properties Trust, REIT (2)	22,350	604
Hudson Pacific Properties, REIT	2,500	55
Inland Real Estate, REIT	24,300	256
Invesco Mortgage Capital, REIT	34,300	504
Investors Real Estate Trust, REIT	33,450	287
Kilroy Realty, REIT	11,320	568
LaSalle Hotel Properties, REIT	17,500	540
Lexington Realty Trust, REIT (2)	39,629	405
Liberty Property Trust, REIT	21,633	733
LTC Properties, REIT	5,750	203
Mack-Cali Realty, REIT	9,134	196
Medical Properties Trust, REIT	25,600	313
MFA Financial, REIT (2)	48,300	341
Mid-America Apartment Communities, REIT (2)	12,976	788
Monmouth Real Estate Investment Trust, Class A, REIT	22,100	201

National Health Investors, REIT	4,020	226
National Retail Properties, REIT (2)	17,530	532
NorthStar Realty Finance, REIT (2)	38,500	518
Omega Healthcare Investors, REIT	20,150	600
Parkway Properties, REIT	18,472	356
Pebblebrook Hotel Trust, REIT	10,200	314
Pennsylvania REIT, REIT	15,731	299
PennyMac Mortgage Investment Trust, REIT	18,300	420
Piedmont office Realty Trust, REIT (2)	28,000	463
PMC Commercial Trust, REIT (2)	3,088	27
Post Properties, REIT	8,400	380
Potlatch, REIT	7,032	294
Power REIT, REIT (2)	9,638	85
PS Business Parks, REIT	5,500	420
Ramco-Gershenson Properties, REIT	17,500	275
Rayonier, REIT	18,951	798
Realty Income, REIT (2)	34,536	1,289
Redwood Trust, REIT (2)	25,400	492
Regency Centers, REIT	19,786	916
Retail Opportunity Investments, REIT	12,000	177
Retail Properties of America, REIT	31,100	396
RLJ Lodging Trust, REIT	18,400	447
Ryman Hospitality Properties, REIT (2)	10,626	444
Sabra Health Care REIT, REIT	11,600	303
Saul Centers, REIT	7,550	360
Senior Housing Properties, REIT	27,214	605
Silver Bay Realty Trust, REIT (2)	13,699	219
SL Green Realty, REIT	15,781	1,458
Sotherly Hotels, REIT	14,300	85
Sovran Self Storage, REIT	5,300	345
Spirit Realty Capital, REIT	58,700	577
Starwood Property Trust, REIT	29,900	828
Strategic Hotels & Resorts, REIT (1)	23,500	222
Sun Communities, REIT	5,350	228
Sunstone Hotel Investors, REIT	28,194	378

Tanger Factory Outlet Centers, REIT	17,980	576
Taubman Centers, REIT	9,700	620
Terreno Realty, REIT	13,700	242
Two Harbors Investment, REIT	60,700	563
UDR, REIT	40,881	955
UMH Properties, REIT	7,900	74
Universal Health Realty Income Trust, REIT	3,150	126
Urstadt Biddle Properties, Class A, REIT	9,200	170
Washington Real Estate Investment Trust, REIT	18,700	437
Weingarten Realty Investors, REIT	16,540	454
Western Asset Mortgage Capital, REIT (2)	15,700	234
WP Carey, REIT (2)	9,300	571
ZAIS Financial, REIT	5,000	80
		51,442

Real Estate Management & Development 0.8%

Alexander & Baldwin	7,550	315
Altisource Portfolio Solutions (1)	3,300	523
Altisource Residential, Class B	12,133	365
AV Homes (1)	3,200	58
Forest City Enterprises, Class A (1)	22,830	436
Forestar Group (1)	6,200	132
Gladstone Land, REIT (2)	4,000	65
Howard Hughes (1)	6,500	781
Jones Lang LaSalle	7,410	759
Kennedy-Wilson Holdings	11,000	245
Realogy Holdings (1)	23,700	1,172
St. Joe (1)(2)	26,970	518
Tejon Ranch (1)	6,770	249
Tejon Ranch, Warrants, 8/1/16 (1)	999	5
ZipRealty (1)	14,600	82
		5,705

Thrifts & Mortgage Finance 1.2%

Astoria Financial	22,821	316

Bank Mutual	19,961	140
BofI Holding (1)	1,400	110
Brookline Bancorp	24,129	231
Camco Financial (1)	4,900	33
Capitol Federal Financial	37,944	459
Clifton Savings Bancorp	10,100	129
Dime Community Bancshares	9,200	156
Doral Financial (1)	800	12
EverBank Financial (2)	14,100	259
Federal Agricultural Mortgage	5,500	188
First Federal Bancshares of Arkansas (1)(2)	11,260	98
Home Loan Servicing Solutions	12,500	287
HomeStreet	4,200	84
Kearny Financial (1)	11,600	135
MGIC Investment (1)	73,600	621
NASB Financial	5,356	162
Nationstar Mortgage Holdings (1)(2)	9,000	333
New Hampshire Thrift (2)	2,980	45
New York Community Bancorp (2)	66,537	1,121
Northwest Bancshares	20,579	304
OceanFirst Financial	7,650	131
Ocwen Financial (1)	19,530	1,083
Provident Financial Services	10,118	195
Radian (2)	39,058	551
TFS Financial (1)	14,100	171
Trustco Bank	22,250	160
Walker & Dunlop (1)	9,400	152
Washington Federal	14,368	335
Westfield Financial	4,500	34
WSFS Financial	3,250	252
		8,287
Total Financials		149,986

HEALTH CARE 10.7%

Biotechnology 3.0%

ACADIA Pharmaceuticals (1)(2)	22,000	550
Acorda Therapeutics (1)	8,700	254
Alkermes (1)	23,000	935
Alnylam Pharmaceuticals (1)	12,900	830
Arena Pharmaceuticals (1)(2)	25,500	149
Ariad Pharmaceuticals (1)(2)	17,500	119
Array BioPharma (1)	31,700	159
BioMarin Pharmaceutical (1)	26,090	1,833
Celldex Therapeutics (1)	14,000	339
Celsion (1)(2)	4,000	16
Cepheid (1)(2)	11,700	547
Clinical Data (1)(2)(3)	203	—
Clovis Oncology (1)	4,800	289
Cubist Pharmaceuticals (1)	11,100	764
Cytori Therapeutics (1)(2)	40,600	104
CytRx (1)(2)	56,800	356
Dyax (1)	29,500	222
Dynavax Technologies (1)(2)	172,100	337
Exact Sciences (1)	15,300	179
Exelixis (1)(2)	30,690	188
Forest Laboratories (1)(3)	2,488	—
Genomic Health (1)	1,900	56
Geron (1)	20,000	95
Halozyme Therapeutics (1)(2)	20,100	301
Harvard Apparatus Regenerative Tech (1)	2,950	14
Idenix Pharmaceuticals (1)(2)	24,700	148
ImmunoGen (1)(2)	12,400	182
Incyte (1)	26,660	1,350
InterMune (1)	29,800	439
Ironwood Pharmaceuticals (1)(2)	21,000	244
Isis Pharmaceuticals (1)	24,780	987
Keryx Biopharmaceuticals (1)(2)	28,400	368

Lexicon Pharmaceuticals (1)	73,600	133
Ligand Pharmaceuticals, Class B (1)(2)	5,486	289
Mannkind (1)(2)	11,700	61
Medivation (1)	14,800	945
Merrimack Pharmaceuticals (1)(2)	15,000	80
Momenta Pharmaceuticals (1)	7,300	129
Myriad Genetics (1)(2)	9,680	203
Navidea Biopharmaceuticals (1)(2)	25,000	52
Neurocrine Biosciences (1)	29,800	278
Novavax (1)	47,500	243
NPS Pharmaceuticals (1)	15,700	477
OncoGenex Pharmaceutical (1)	1,000	8
Oncothyreon (1)(2)	20,000	35
Opko Health (1)(2)	42,100	355
Orexigen Therapeutics (1)	29,800	168
Pharmacyclics (1)	11,300	1,195
Progenics Pharmaceuticals (1)	33,500	179
Puma Biotechnology (1)	3,200	331
Raptor Pharmaceutical (1)(2)	16,300	212
Regeneron Pharmaceuticals (1)	1,250	344
Sangamo BioSciences (1)(2)	22,500	313
Sarepta Therapeutics (1)(2)	5,816	118
Seattle Genetics (1)(2)	17,220	687
Synageva BioPharma (1)(2)	2,900	188
Synergy Pharmaceuticals (1)	7,500	42
Theravance (1)(2)	9,700	346
United Therapeutics (1)	7,400	837
Vanda Pharmaceuticals (1)(2)	11,400	141
ZIOPHARM Oncology (1)(2)	23,000	100
		20,843
Health Care Equipment & Supplies 2.2%		
Abaxis (1)(2)	4,500	180
Abiomed (1)	6,100	163
Accuray (1)(2)	20,100	175

Alere (1)	14,960	542
Align Technology (1)	10,730	613
Analogic	4,080	361
Angiodynamics (1)	8,132	140
ArthroCare (1)	1,800	72
Biolase (2)	17,347	49
Cerus (1)(2)	20,070	130
ConMed	6,050	257
Cooper Companies	7,961	986
CryoLife	10,350	115
Cyberonics (1)	4,700	308
Cynosure, Class A (1)	4,263	114
Dexcom (1)	12,900	457
Digirad	36,700	136
Endologix (1)	15,300	267
EnteroMedics (1)(2)	30,000	61
Exactech (1)	1,700	40
GenMark Diagnostics (1)	10,300	137
Globus Medical (1)	3,700	75
Greatbatch (1)	5,050	223
Haemonetics (1)	8,600	362
HeartWare International (1)(2)	1,600	150
Hill-Rom Holdings (2)	7,750	320
Hologic (1)	45,554	1,018
ICU Medical (1)	2,300	147
IDEXX Laboratories (1)	8,500	904
Insulet (1)	10,800	401
Integra LifeSciences (1)	2,800	134
Invacare	6,700	156
Masimo (1)(2)	9,300	272
Meridian Bioscience (2)	7,875	209
Merit Medical Systems (1)	9,606	151
Neogen (1)	8,250	377
NuVasive (1)	4,900	158
OraSure Technologies (1)	26,775	168

Quidel (1)(2)	12,800	395
ResMed (2)	22,600	1,064
RTI Surgical (1)	35,800	127
Sirona Dental Systems (1)	9,400	660
Spectranetics (1)	9,200	230
Steris	8,591	413
SurModics (1)	4,750	116
Symmetry Medical (1)	20,000	202
Teleflex	6,830	641
Thoratec (1)	7,852	287
Tornier (1)	5,100	96
Volcano (1)(2)	12,300	269
West Pharmaceutical Services (2)	9,560	469
Wright Medical Group (1)	7,500	230
		15,727
Health Care Providers & Services 2.6%		
Acadia Healthcare (1)	5,800	274
Air Methods (1)	6,600	385
AMN Healthcare Services (1)	7,805	115
AmSurg, Class A (1)	5,700	262
Bioscrip (1)	19,100	141
BioTelemetry (1)	2,600	21
Brookdale Senior Living (1)	16,100	438
Capital Senior Living (1)	13,400	321
Centene (1)	8,600	507
Chemed (2)	3,200	245
Community Health Systems (1)	14,422	566
CorVel (1)	5,350	250
Emeritus (1)	7,200	156
Envision Healthcare Holdings (1)	7,200	256
Five Star Quality Care (1)	20,500	113
Gentiva Health Services (1)	14,450	179
Hanger (1)	8,050	317
HCA Holdings (1)	51,000	2,433

Health Management (1)	41,000	537
Health Net Inc/CA (1)	11,930	354
HealthSouth	15,700	523
Henry Schein (1)	15,300	1,748
IPC the Hospitalist (1)	4,700	279
Kindred Healthcare	12,915	255
Landauer	3,500	184
LCA-Vision (1)	50,851	198
LHC Group (1)	3,500	84
LifePoint Hospitals (1)	7,130	377
Magellan Health Services (1)	5,200	312
MEDNAX (1)	25,600	1,366
Molina Healthcare (1)	3,750	130
MWI Veterinary Supply (1)	1,900	324
National Healthcare	3,277	177
Omnicare	16,416	991
Owens & Minor	8,200	300
PDI (1)	11,100	53
PharMerica (1)	9,659	208
RadNet (1)	33,400	56
Select Medical Holdings	7,900	92
Team Health Holdings (1)	15,300	697
Universal American	7,040	51
Universal Health Services	14,894	1,210
VCA Antech (1)	13,000	408
WellCare Health Plans (1)	6,700	472
		18,365
Health Care Technology 0.4%		
Allscripts Healthcare Solutions (1)	17,300	267
athenahealth (1)(2)	6,300	847
HealthStream (1)	4,700	154
HMS Holdings (1)	15,300	348
MedAssets (1)	6,300	125
Medidata Solutions (1)	8,800	533

Omnicell (1)	11,320	289
Quality Systems (2)	8,000	169
		2,732
Life Sciences Tools & Services 1.1%		
Affymetrix (1)(2)	17,900	153
Bio-Rad Laboratories, Class A (1)	4,400	544
Bruker (1)	26,350	521
Cambrex (1)	6,610	118
Charles River Laboratories International (1)	7,500	398
CombiMatrix (1)	300	1
Covance (1)	10,912	961
Furiex Pharmaceuticals (1)	2,710	114
Harvard Bioscience (1)	11,800	55
Illumina (1)	20,300	2,246
Luminex (1)	12,000	233
Mettler-Toledo International (1)	5,000	1,213
Pacific Biosciences of California (1)	29,300	153
Parexel International (1)	9,680	437
Sequenom (1)(2)	28,700	67
Techne	5,400	511
		7,725
Pharmaceuticals 1.4%		
Aegerion Pharmaceuticals (1)	7,400	525
Akorn (1)(2)	12,400	305
Auxilium Pharmaceuticals (1)	7,600	158
AVANIR Pharmaceuticals (1)(2)	23,000	77
DURECT (1)	68,600	119
Endo Health Solutions (1)	19,419	1,310
Horizon Pharma (1)(2)	26,000	198
Impax Laboratories (1)	9,900	249
Jazz Pharmaceuticals (1)	11,000	1,392
Mallinckrodt (1)	13,900	726
Medicines Company (1)	11,690	451

Nektar Therapeutics (1)	23,000	261
NuPathe (1)(2)	81,200	266
Pacira Pharmaceuticals (1)(2)	7,800	448
Prestige Brands (1)	8,600	308
Questcor Pharmaceuticals (2)	9,200	501
Salix Pharmaceuticals (1)	9,673	870
Santarus (1)	14,100	451
ViroPharma (1)(2)	14,200	708
VIVUS (1)(2)	29,500	268
XenoPort (1)	35,000	201
		9,792
Total Health Care		75,184
INDUSTRIALS & BUSINESS SERVICES 14.3%		
Aerospace & Defense 1.6%		
AAR	7,300	204
Aerovironment (1)	7,700	224
Alliant Techsystems	4,200	511
American Science Engineering	600	43
B/E Aerospace (1)	15,850	1,379
Cubic	2,700	142
Curtiss-Wright	7,400	461
DigitalGlobe (1)	17,293	712
Ducommun (1)	3,600	107
Esterline Technologies (1)	4,590	468
Exelis	31,400	599
GenCorp (1)(2)	16,110	290
HEICO	10,212	592
Hexcel (1)	15,500	693
Huntington Ingalls Industries	8,600	774
Moog, Class A (1)	6,730	457
National Presto (1)(2)	2,100	169
Orbital Sciences (1)	10,070	235
Spirit Aerosystems Holdings, Class A (1)	13,700	467

Sypris Solutions	15,200	47
Taser International (1)	14,760	234
Teledyne Technologies (1)	6,300	579
Transdigm Group	8,100	1,304
Triumph Group	8,600	654
		11,345
Air Freight & Logistics 0.2%		
Atlas Air Worldwide (1)	6,000	247
Forward Air	4,885	214
Hub Group, Class A (1)	6,800	271
Park Ohio Holdings (1)	4,200	220
UTi Worldwide	27,100	476
		1,428
Airlines 0.8%		
Alaska Air Group	11,700	858
Allegiant Travel	4,400	464
American Airlines (1)(2)	37,256	941
JetBlue Airways (1)(2)	24,000	205
SkyWest	7,430	110
Spirit Airlines (1)	12,100	550
United Continental (1)	63,626	2,407
		5,535
Building Products 0.9%		
A.O. Smith	11,280	608
AAON	10,060	321
Apogee Enterprises (2)	5,500	197
Armstrong Worldwide Industries (1)	4,900	282
Fortune Brands Home & Security	28,200	1,289
Gibraltar Industries (1)	6,225	116
Griffon	10,500	139
Lennox International	7,390	629
Nortek (1)	2,700	201
Owens Corning (1)	19,100	778

Quanex Building Products	15,340	306
Simpson Manufacturing	6,200	228
Trex (1)	4,300	342
Universal Forest Products	3,290	172
USG (1)(2)	12,450	353
		5,961
Commercial Services & Supplies 1.7%		
ABM Industries	6,750	193
Acco Brands (1)	5,000	34
Brinks Company	6,949	237
Casella Waste Systems, Class A (1)	18,075	105
Ceco Environmental (2)	4,841	78
Clean Harbors (1)	8,500	510
Consolidated Graphics (1)	1,100	74
Copart (1)	17,300	634
Courier	9,000	163
Covanta Holding	23,404	415
Deluxe	6,928	362
Ecology & Environment, Class A	205	2
EnerNOC (1)	9,000	155
Ennis Business Forms	4,757	84
Fuel Tech (1)	9,100	65
G & K Services, Class A	5,970	371
Healthcare Services	16,650	472
Herman Miller	9,950	294
HNI Corporation	7,080	275
IHS (1)	9,800	1,173
Innerworkings (1)	8,800	69
Interface	8,600	189
KAR Auction Services	18,800	556
Kimball International, Class B	8,690	131
Knoll	16,200	297
McGrath RentCorp	7,400	295
Mine Safety Appliances	4,900	251

Mobile Mini (1)	8,600	354
Multi-Color	7,512	283
Performant Financial (1)	27,800	286
Quad/Graphics (2)	7,100	193
R.R. Donnelley (2)	28,800	584
Rollins	10,967	332
Steelcase, Class A	12,059	191
Tetra Tech (1)	13,550	379
TRC (1)	14,000	100
UniFirst	2,700	289
United Stationers	6,346	291
Viad	5,277	147
Waste Connections	18,987	828
		11,741

Construction & Engineering 0.9%

Aecom Technology (1)	16,400	483
Aegion (1)	10,050	220
Chicago Bridge & Iron	16,676	1,386
Dycom Industries (1)	7,963	221
EMCOR Group	11,460	486
Foster Wheeler (1)	16,500	545
Furmanite (1)	16,500	175
Granite Construction	8,200	287
KBR	23,100	737
Layne Christensen (1)(2)	5,700	97
Mastec (1)	11,550	378
MYR Group (1)	5,900	148
Northwest Pipe (1)	3,600	136
Pike (1)	4,700	50
Sterling Construction (1)	13,600	160
Tutor Perini (1)	7,600	200
URS Corporation	11,400	604
		6,313

Electrical Equipment 1.2%		
Acuity Brands	9,150	1,000
AZZ	6,000	293
Babcock & Wilcox	23,275	796
Brady, Class A	10,800	334
Encore Wire	2,375	129
EnerSys	7,100	498
Franklin Electric	7,400	330
FuelCell Energy (1)(2)	72,450	102
Generac Holdings	10,100	572
General Cable	12,600	371
GrafTech International (1)(2)	15,850	178
Hubbell, Class B	10,233	1,114
II-VI (1)	9,000	158
LSI Industries	9,325	81
Polypore International (1)(2)	8,400	327
Powell Industries	3,700	248
Regal-Beloit	7,600	560
Sensata Technologies Holding (1)	24,700	958
SolarCity (1)	1,400	80
Thermon Group Holdings (1)	14,200	388
Vicor (1)	5,600	75
		8,592
Industrial Conglomerates 0.2%		
Carlisle Companies	9,720	772
McDermott International (1)(2)	46,950	430
		1,202
Machinery 3.6%		
Accuride (1)(2)	10,000	37
Actuant, Class A	12,120	444
AGCO	12,850	761
Albany International	5,303	191
Astec Industries	5,400	209

Barnes Group	6,200	238
Blount International (1)	14,877	215
Briggs & Stratton	1,200	26
Chart Industries (1)	5,200	497
CIRCOR International	2,900	234
Clarcor	7,740	498
Colfax (1)	15,500	987
Commercial Vehicle Group (1)	11,200	81
Crane	8,141	547
Donaldson	21,542	936
Dynamic Materials	5,500	120
EnPro Industries (1)	6,050	349
ESCO Technologies	9,540	327
Federal Signal (1)	7,000	103
Graco	9,775	764
Graham	4,250	154
Greenbrier Companies (1)	8,500	279
Harsco	13,460	377
Hurco Companies	6,700	168
Hyster-Yale Materials Handling	2,600	242
IDEX	12,955	957
ITT	15,500	673
John Bean Technologies	10,672	313
Kennametal	12,600	656
Lincoln Electric Holdings	13,580	969
Lindsay (2)	3,150	261
Manitowoc	20,300	473
Middleby (1)	2,931	703
Mueller Industries	6,000	378
Mueller Water Products	43,543	408
Navistar (1)(2)	10,600	405
NN	8,000	162
Nordson	11,620	863
Oshkosh	13,200	665
Proto Labs (1)(2)	2,300	164

RBC Bearings (1)	6,900	488
Rexnord (1)	6,500	176
SPX	6,805	678
Sun Hydraulics	4,200	172
Tennant	4,100	278
Terex	25,800	1,083
Timken	11,200	617
Titan International (2)	10,950	197
Toro	9,060	576
Trimas (1)	6,800	271
Trinity Industries	14,079	768
Twin Disc	1,200	31
Valmont Industries (2)	4,200	626
Wabash National (1)	20,500	253
WABCO Holdings (1)	9,800	915
Wabtec	14,060	1,044
Watts Water Technologies, Class A	3,950	244
Woodward	9,700	442
		25,693
Marine 0.2%		
Baltic Trading (2)	33,300	215
Genco Shipping & Trading (1)(2)	67,700	169
International Shipholding	1,600	47
Kirby (1)	9,200	913
Matson	7,550	197
		1,541
Professional Services 1.1%		
Advisory Board (1)	6,480	413
CBIZ (1)	13,650	125
CDI	4,100	76
Corporate Executive Board	5,700	441
CRA International (1)	5,050	100
CTPartners Executive Search (1)	4,900	27

Franklin Covey (1)	5,100	101
FTI Consulting (1)	7,295	300
Heidrick & Struggles International	2,758	56
Huron Consulting Group (1)	5,319	334
Insperity	4,950	179
Kelly Services, Class A	3,732	93
Kforce	13,056	267
Korn/Ferry (1)	7,400	193
ManpowerGroup	15,042	1,292
Mastech Holdings	10,791	151
Navigant Consulting (1)	5,700	109
On Assignment (1)	7,850	274
RPX (1)	11,400	193
Towers Watson	9,450	1,206
TrueBlue (1)	7,800	201
Verisk Analytics, Class A (1)	25,000	1,643
WageWorks (1)	3,400	202
		7,976
Road & Rail 1.1%		
AMERCO (1)	1,400	333
Arkansas Best	3,800	128
Avis Budget Group (1)	18,000	728
Con-Way	8,600	341
Genesee & Wyoming, Class A (1)	7,618	732
Heartland Express	8,923	175
Hertz Global Holdings (1)	74,700	2,138
J.B. Hunt Transport Services	14,052	1,086
Knight Transportation	15,892	291
Landstar System	7,400	425
Old Dominion Freight Line (1)	11,727	622
Patriot Transportation Holding (1)	2,100	87
Quality Distribution (1)	15,400	198
Saia (1)	5,100	163
Swift Transportation (1)(2)	12,100	269

USA Truck (1)(2)	12,700	170
Werner Enterprises	5,753	142
		8,028

Trading Companies & Distributors 0.8%

Air Lease	13,200	410
Applied Industrial Technologies	6,962	342
Beacon Roofing Supply (1)	5,200	210
GATX	7,350	384
H&E Equipment Services (1)	3,600	107
HD Supply Holdings (1)	9,300	223
Kaman	4,961	197
Lawson Products (1)	5,000	61
MRC Global (1)	17,000	548
MSC Industrial Direct	8,100	655
Rush Enterprises, Class A (1)	5,800	172
Tal International (2)	3,700	212
Titan Machinery (1)(2)	5,900	105
United Rentals (1)	12,914	1,007
Watsco	4,800	461
WESCO International (1)	6,651	606
Willis Lease Finance (1)	6,400	111
		5,811
Total Industrials & Business Services		101,166

INFORMATION TECHNOLOGY 14.9%

Communications Equipment 1.2%

ADTRAN	15,873	429
Anaren (1)	4,700	132
Arris (1)	19,653	479
Aruba Networks (1)	32,500	582
Aware (1)(2)	12,600	77
Black Box	3,070	91
Brocade Communications Systems (1)	74,339	659

CalAmp (1)	13,600	380
Ciena (1)	17,400	416
Comtech Telecommunications	6,060	191
Digi International (1)	6,460	78
Echostar (1)	6,844	340
Finisar (1)	18,725	448
Harmonic (1)	25,554	189
Infinera (1)(2)	10,900	107
InterDigital (2)	6,360	188
Ixia (1)	10,300	137
JDS Uniphase (1)	38,800	504
KVH Industries (1)	7,400	96
Netgear (1)	5,200	171
Oplink Communications (1)	8,000	149
Palo Alto Networks (1)(2)	8,200	471
PC-Tel	13,800	132
Plantronics	7,150	332
Polycom (1)	28,700	322
Riverbed Technology (1)	32,131	581
Ruckus Wireless (1)	4,900	70
Ubiquiti Networks (1)(2)	1,600	74
ViaSat (1)	8,300	520
		8,345
Computers & Peripherals 0.6%		
3-D Systems (1)(2)	14,550	1,352
Cray (1)	8,077	222
Datalink (1)	9,100	99
Diebold (2)	10,690	353
Electronics For Imaging (1)	10,300	399
Fusion-io (1)(2)	17,500	156
Hutchinson Technology (1)	8,200	26
Immersion (1)	10,300	107
Intevac (1)	15,200	113
Lexmark International	8,500	302

NCR (1)	25,000	851
Qumu (1)	15,700	201
Silicon Graphics International (1)(2)	8,800	118
Video Display (1)	8,180	29
		4,328
Electronic Equipment, Instruments & Components 2.0%		
Agilysys (1)	7,052	98
Anixter International	4,000	359
Arrow Electronics (1)	15,575	845
Avnet	20,350	898
AVX	4,202	59
Belden	7,863	554
Benchmark Electronics (1)	7,900	182
CDW	2,800	65
Cognex (1)	12,100	462
Coherent (1)	2,800	208
CTS	5,250	105
Daktronics	7,600	119
Dolby Laboratories, Class A (1)(2)	8,640	333
DTS (1)	3,722	89
Electro Rent	10,800	200
Electro Scientific Industries	8,200	86
FARO Technologies (1)	6,800	396
FEI	7,350	657
Gerber Scientific, EC (1)(2)(3)	5,300	—
I.D. Systems (1)	10,000	58
Ingram Micro, Class A (1)	22,462	527
Insight Enterprises (1)	6,650	151
InvenSense (1)(2)	9,700	202
IPG Photonics (1)(2)	5,300	411
Itron (1)	5,600	232
Littelfuse	2,100	195
Lo-Jack (1)	11,500	42
Maxwell Technologies (1)	19,200	149

Measurement Specialties (1)	4,400	267
Methode Electronics	7,050	241
MTS Systems	2,600	185
National Instruments	24,425	782
Newport (1)	4,050	73
OSI Systems (1)	2,538	135
Park Electrochemical	4,100	118
PC Connection	2,700	67
Plexus (1)	5,560	241
RadiSys (1)	21,800	50
Research Frontiers (1)(2)	31,900	184
Rofin-Sinar Technology (1)	6,800	184
Rogers (1)	3,250	200
Sanmina (1)	11,800	197
ScanSource (1)	4,500	191
Sigmatron International (1)(2)	1,300	12
Synnex (1)	4,400	297
Tech Data (1)	7,480	386
Trimble Navigation (1)	48,824	1,694
TTM Technologies (1)	7,950	68
Universal Display (1)(2)	8,100	278
Vishay Intertechnology (1)	17,178	228
Vishay Precision (1)	12,383	184
Zygo (1)	6,720	99
		14,043
Internet Software & Services 2.4%		
Angie's List (1)(2)	23,600	358
AOL (1)	14,800	690
Bankrate (1)	7,200	129
Bazaarvoice (1)(2)	33,700	267
Blucora (1)	8,750	255
Constant Contact (1)	10,300	320
Cornerstone OnDemand (1)	12,200	651
CoStar Group (1)	4,902	905

Dealertrack Technologies (1)	6,500	312
Demandware (1)	2,800	180
EarthLink	16,940	86
Equinix (1)	9,660	1,714
IAC/InterActiveCorp	12,100	831
j2 Global (2)	9,100	455
LinkedIn (1)	16,000	3,469
Liquidity Services (1)(2)	4,100	93
LivePerson (1)	31,600	468
Marketo (1)	9,300	345
Monster Worldwide (1)	25,300	180
Move (1)	15,964	255
OpenTable (1)(2)	7,300	579
Pandora Media (1)(2)	28,900	769
Perficient (1)	7,500	176
Rackspace Hosting (1)	18,900	740
Reis (1)	8,100	156
SPS Commerce (1)	4,100	268
support.com (1)	19,300	73
Textura (1)(2)	2,800	84
Travelzoo (1)	4,600	98
Trulia (1)(2)	7,300	257
United Online	4,239	58
ValueClick (1)	10,791	252
Web.com Group (1)	7,000	223
WebMD Health (1)(2)	8,756	346
XO Group (1)	2,300	34
Yelp (1)	5,000	345
Zillow (1)(2)	3,900	319
		16,740

IT Services 2.1%

Acxiom (1)	10,300	381
Broadridge Financial Solutions	17,700	699
CACI International, Class A (1)	3,900	285

CIBER (1)	21,840	90
Convergys	16,600	349
CoreLogic (1)	21,730	772
CSG Systems International	8,100	238
DST Systems	5,363	487
Edgewater Technology (1)	8,867	62
Euronet Worldwide (1)	8,750	419
EVERTEC	3,000	74
FleetCor Technologies (1)	12,500	1,465
Forrester Research	5,200	199
Gartner (1)	14,550	1,034
Global Cash Access (1)	5,000	50
Global Payments	14,812	963
Heartland Payment Systems (2)	7,000	349
iGate (1)	7,200	289
Jack Henry & Associates	13,250	784
Kratos Defense & Security Solutions (1)	25,419	195
Leidos Holdings	11,500	535
Lender Processing Services	17,300	647
Maximus	9,600	422
Neustar, Class A (1)	9,600	479
PRGX Global (1)	15,100	101
Sapient (1)	32,350	562
Science Applications International	11,471	379
Sykes Enterprises (1)	7,640	167
Syntel (1)	2,810	256
TeleTech Holdings (1)	3,490	83
Unisys (1)	4,700	158
Vantiv, Class A (1)	20,900	681
VeriFone Systems (1)	19,484	523
WEX (1)	5,500	545
		14,722

Office Electronics 0.1%		
Zebra Technologies (1)	7,625	412
		412
Semiconductor & Semiconductor Equipment 2.6%		
Advanced Energy Industries (1)	7,650	175
Advanced Micro Devices (1)(2)	87,800	340
Amkor Technology (1)(2)	14,120	87
ANADIGICS (1)	61,395	113
Applied Micro Circuits (1)	20,500	274
Atmel (1)	102,100	799
Avago Technologies	41,200	2,179
BTU International (1)	4,030	12
Cabot Microelectronics (1)	3,582	164
Cavium (1)	7,100	245
Cirrus Logic (1)	13,040	266
Cohu	4,000	42
Cree (1)	19,500	1,220
Cypress Semiconductor (2)	20,150	212
Diodes (1)	14,350	338
DSP Group (1)	23,190	225
Entegris (1)	20,477	238
Entropic Communications (1)	36,600	172
Exar (1)	16,850	199
Fairchild Semiconductor, Class A (1)	21,610	288
GT Advanced Technologies (1)(2)	35,200	307
Hittite Microwave (1)	4,700	290
Integrated Device Technology (1)	23,000	234
Integrated Silicon Solution (1)	8,244	100
International Rectifier (1)	10,920	285
Intersil Holding, Class A	19,076	219
IXYS	7,800	101
Kopin (1)	55,900	236
Kulicke & Soffa (1)	11,660	155
Mattson Technology (1)	27,043	74

Maxim Integrated Products	47,300	1,320
Microsemi (1)	17,300	432
MKS Instruments	7,200	216
MoSys (1)	19,400	107
Nanometrics (1)	9,000	171
Omnivision Technologies (1)	10,630	183
ON Semiconductor (1)	76,260	628
PDF Solutions (1)	4,201	108
Pericom Semiconductor (1)	14,000	124
Photronics (1)	26,160	236
PLX Technology (1)	12,000	79
PMC-Sierra (1)	34,000	219
Power Integrations	2,400	134
Rambus (1)	19,800	188
RF Micro Devices (1)	48,339	249
Rubicon Technology (1)	17,200	171
Rudolph Technologies (1)(2)	11,000	129
Semtech (1)	17,300	437
Sigma Designs (1)	19,600	93
Silicon Image (1)	34,500	212
Silicon Laboratories (1)	6,750	292
Skyworks Solutions (1)	29,816	852
SunEdison (1)	51,200	668
Supertex (1)	7,700	193
Synaptics (1)(2)	7,275	377
Teradyne (1)	31,900	562
Tessera Technologies	12,760	251
TriQuint Semiconductor (1)	26,800	224
Ultratech (1)	5,900	171
Veeco (1)	6,629	218
		18,833
Software 3.9%		
Accelrys (1)	20,660	197
ACI Worldwide (1)	6,400	416

Activision Blizzard	67,066	1,196
Actuate (1)	25,200	194
Advent Software	6,600	231
Ansys (1)	14,131	1,232
Aspen Technology (1)	15,500	648
Blackbaud	9,100	343
Bottomline Technologies (1)	11,900	430
BroadSoft (1)	8,000	219
Cadence Design Systems (1)	47,917	672
Cinedigm (1)	25,000	50
Commvault Systems (1)	9,900	741
Compuware	32,600	365
Comverse (1)	3,700	144
Concur Technologies (1)(2)	9,800	1,011
Epiq Systems	15,200	246
FactSet Research Systems (2)	6,500	706
Fair Isaac	4,585	288
FireEye (1)	2,600	113
Fortinet (1)	21,200	406
Guidewire Software (1)	13,700	672
Imperva (1)	4,700	226
Infoblox (1)	9,800	324
Informatica (1)	16,150	670
Interactive Intelligence (1)	5,954	401
Manhattan Associates (1)	3,160	371
Mentor Graphics	15,080	363
MICROS Systems (1)	12,140	696
MicroStrategy (1)	1,906	237
Monotype Imaging Holdings	9,500	303
NetScout Systems (1)	2,200	65
NetSol Technologies (1)(2)	15,400	90
NetSuite (1)	4,100	422
Nuance Communications (1)(2)	42,411	645
Pegasystems	3,900	192
Progress Software (1)	9,100	235

Proofpoint (1)	11,400	378
Pros Holdings (1)	9,500	379
PTC (1)	16,400	580
Qlik Technologies (1)	9,400	250
RealD (1)(2)	19,300	165
RealPage (1)(2)	4,300	101
Rovi (1)	16,292	321
SeaChange International (1)	10,850	132
ServiceNow (1)	15,800	885
SolarWinds (1)	6,000	227
Solera Holdings	11,100	785
Splunk (1)	15,000	1,030
SS&C Technologies Holdings (1)	7,800	345
Synchronoss Tech (1)	5,200	162
Synopsys (1)	23,086	937
Tableau Software (1)	1,200	83
Take-Two Interactive Software (1)	15,245	265
Tangoe (1)(2)	17,300	312
TeleCommunication Systems (1)	42,400	98
TIBCO Software (1)	24,480	550
TiVo (1)	20,700	272
Tyler Technologies (1)	4,700	480
Ultimate Software Group (1)	4,900	751
Vasco Data Security International (1)	7,700	60
Verint Systems (1)	8,400	361
VirnetX Holding (1)(2)	11,700	227
VMware, Class A (1)	14,300	1,283
Workday (1)	5,200	432
Zynga (1)	87,600	333
		27,944
Total Information Technology		105,367

MATERIALS 5.1%

Chemicals 2.5%

A. Schulman	8,813	311
Albemarle	11,500	729
American Vanguard	8,366	203
Ashland	11,600	1,126
Axiall	11,600	550
Balchem	3,200	188
Cabot	8,950	460
Calgon Carbon (1)	9,800	202
Celanese, Series A	26,421	1,461
Chase	7,150	252
Chemtura (1)	17,800	497
Cytec Industries	6,860	639
Ferro (1)	29,660	380
Flotek Industries (1)	16,800	337
H.B. Fuller	7,540	392
Huntsman	30,700	755
Koppers	7,100	325
Minerals Technologies	5,910	355
NewMarket (2)	1,700	568
Olin (2)	12,190	352
OM Group (1)	7,550	275
OMNOVA Solutions (1)	14,900	136
PolyOne	17,130	605
Rockwood Holdings	15,000	1,079
RPM	28,200	1,171
Scotts Miracle Gro	7,100	442
Senomyx (1)(2)	41,700	211
Sensient Technologies	7,380	358
Stepan	5,000	328
Tredegar	3,600	104
Tronox	5,700	131
Valspar	13,700	977

W. R. Grace (1)	12,500	1,236
Westlake Chemical	3,021	369
Zep	4,775	87
Zoltek (1)	6,200	104
		17,695
Construction Materials 0.3%		
Eagle Materials	8,370	648
Headwaters (1)	22,600	221
Martin Marietta Materials	7,600	760
Texas Industries (1)(2)	3,480	239
		1,868
Containers & Packaging 0.9%		
AptarGroup	10,260	696
Berry Plastics (1)	25,000	595
Crown Holdings (1)	20,550	916
Graphic Packaging Holding (1)	24,613	236
Greif Brothers	4,900	257
Myers Industries	5,315	112
Packaging Corporation of America	14,755	933
Rock Tenn, Class A	11,190	1,175
Silgan Holdings	9,020	433
Sonoco Products	15,887	663
		6,016
Metals & Mining 1.0%		
Allied Nevada Gold (1)(2)	23,000	82
AMCOL International	4,650	158
Carpenter Technology	8,200	510
Century Aluminum (1)	27,243	285
Coeur Mining (1)	21,300	231
Commercial Metals	16,900	344
Compass Minerals	6,700	536
Globe Specialty Metals	12,200	220
Gold Resource (2)	12,600	57

Haynes International	5,100	282
Hecla Mining (2)	110,850	341
Horsehead Holding (1)	7,200	117
Kaiser Aluminum	3,500	246
Molycorp (1)(2)	29,400	165
Reliance Steel & Aluminum	12,900	978
Royal Gold	7,750	357
RTI International Metals (1)	8,800	301
Steel Dynamics	39,328	769
Stillwater Mining (1)	22,216	274
SunCoke Energy (1)	9,700	221
Synalloy	6,300	97
Universal Stainless & Alloy Products (1)	2,700	97
US Silica Holdings	8,900	304
Worthington Industries	8,563	360
		7,332

Paper & Forest Products 0.4%

Boise Cascade (1)	2,600	77
Clearwater Paper (1)	6,088	320
Deltic Timber	1,700	115
Domtar	7,908	746
Glatfelter	7,100	196
Kapstone Paper & Packaging (1)	6,900	385
Louisiana Pacific (1)	37,200	689
Resolute Forest Products (1)	5,600	90
Schweitzer-Mauduit International	5,460	281
Wausau Paper	4,200	53
		2,952
Total Materials		35,863

TELECOMMUNICATION SERVICES 1.2%

Diversified Telecommunication Services 0.4%

Alaska Communications Systems Group (1)	61,300	130

Alteva	10,597	87
Cogent Communications Group	9,500	384
Consolidated Communications (2)	9,019	177
General Communication, Class A (1)	9,670	108
Hickory Technology	14,600	187
IDT, Class B	2,442	44
Level 3 Communications (1)	26,867	891
Premiere Global Services (1)	17,100	198
TW Telecom (1)	23,910	728
		2,934

Wireless Telecommunication Services 0.8%

SBA Communications (1)	22,600	2,030
Shenandoah Telecomm	8,200	211
Sprint (1)	144,600	1,555
T-Mobile US (1)	39,500	1,329
Telephone & Data Systems	18,985	489
U.S. Cellular	4,093	171
		5,785
Total Telecommunication Services		8,719

TRUSTS & MUTUAL FUNDS 0.1%

Trusts & Mutual Funds 0.1%

Saratoga Investment (1)	424	7
BlackRock Kelso Capital	27,200	254
CorEnergy Infrastructure Trust (2)	18,700	133
Total Trusts & Mutual Funds		394

UTILITIES 2.9%

Electric Utilities 1.0%

ALLETE	5,082	254
Cleco	10,300	480
El Paso Electric	6,400	225

Empire District Electric	9,260	210
Great Plains Energy	23,933	580
Hawaiian Electric Industries (2)	13,400	349
IdaCorp	6,510	337
ITC Holdings	9,200	882
MGE Energy	3,900	226
NRG Yield, Class A	3,300	132
OGE Energy	30,500	1,034
Otter Tail	7,250	212
PNM Resources	17,819	430
Portland General Electric	10,200	308
United Illuminating	10,333	400
Unitil	4,100	125
UNS Energy	5,750	344
Westar Energy	16,450	529
		7,057
Gas Utilities 0.8%		
Atmos Energy	11,560	525
Chesapeake Utilities	4,467	268
Laclede Gas	4,310	196
National Fuel Gas Company	12,330	880
New Jersey Resources	9,075	420
Northwest Natural Gas	11,190	479
Piedmont Natural Gas	10,200	338
Questar	29,200	671
RGC Resources	8,486	162
South Jersey Industries	5,820	326
Southwest Gas	8,080	452
UGI	15,160	629
Washington Gas Light	6,500	260
		5,606
Independent Power Producers & Energy Traders 0.3%		
Calpine (1)	67,400	1,315

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price Index Trust, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on January 30, 1998. The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization in U.S. stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Rebates Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements.

Credits Credits are earned on the fund’s temporarily uninvested cash balances held at the custodian, and such credits reduce the amount paid by the manager for custody of the fund’s assets. In order to pass the benefit of custody credits to the fund, the manager has voluntarily reduced its investment management and administrative expense in the accompanying financial statements.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Guidance On January 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued, and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2013:

There were no material transfers between Levels 1 and 2 during the year.

Following is a reconciliation of the fund’s Level 3 holdings for the year ended December 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2013, totaled $(7,000) for the year ended December 31, 2013. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the year, transfers into Level 3 resulted from a lack of observable market data for the security.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the year ended December 31, 2013, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value, as described in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31, 2013, the fund held equity futures with cumulative unrealized gain of $1,453,000 and cumulative unrealized loss of $0; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the year ended December 31, 2013, the fund recognized $7,766,000 of realized gain on Futures and a $1,097,000 change in unrealized gain/ loss on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash and currencies posted by the fund are reflected as cash deposits in the accompanying financial statements and generally are restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. As of December 31, 2013, securities valued at $1,665,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2013, the fund’s exposure to futures, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2013, the value of loaned securities was $53,724,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the value of cash collateral and related investments was $55,684,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $216,523,000 and $116,399,000, respectively, for the year ended December 31, 2013.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income or realized capital gain. For the year ended December 31, 2013, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the years ended December 31, 2013 and December 31, 2012, were characterized for tax purposes as follows:

At December 31, 2013, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts, for tax purposes.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At December 31, 2013, approximately 1% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Extended Equity Market Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Extended Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the “Fund”) at December 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, and confirmation of the underlying funds by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 14, 2014

Tax Information (Unaudited) for the Tax Year Ended 12/31/13

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

  $6,098,000 from short-term capital gains,

  $12,276,000 from long-term capital gains, subject to the 15% rate gains category.

For taxable non-corporate shareholders, $4,307,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $4,004,000 of the fund’s income qualifies for the dividends-received deduction.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

William R. Brody, M.D.,	President and Trustee, Salk Institute for Biological Studies (2009
Ph.D.	to present); Director, Novartis, Inc. (2009 to present); Director, IBM
(1944)	(2007 to present); President and Trustee, Johns Hopkins University
2009	(1996 to 2009); Chairman of Executive Committee and Trustee,
[157]	Johns Hopkins Health System (1996 to 2009)

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director and Member of the Advisory Board, Deutsche
2001	Bank North America (2004 to present); Director, Under Armour
[157]	(2008 to present); Director, Vornado Real Estate Investment Trust
(2004 to 2012)

Donald W. Dick, Jr.	Principal, EuroCapital Partners, LLC, an acquisition and management
(1943)	advisory firm (1995 to present)
1994
[157]

Bruce W. Duncan	President, Chief Executive Officer, and Director, First Industrial Realty
(1951)	Trust, owner and operator of industrial properties (2009 to present);
2013	Chairman of the Board (2005 to present), Interim Chief Executive
[157]	Officer (2007), and Director (1999 to present), Starwood Hotels &
Resorts, a hotel and leisure company; Senior Advisor, Kohlberg,
Kravis, Roberts & Co. LP, a global investment firm (2008 to 2009);
Trustee, Starwood Lodging Trust, a real estate investment trust and former subsidiary of Starwood (1995 to 2006)

Robert J. Gerrard, Jr.	Advisory Board Member, Pipeline Crisis/Winning Strategies (1997
(1952)	to present); Chairman of Compensation Committee and Director,
2012	Syniverse Holdings, Inc. (2008 to 2011); Executive Vice President
[157]	and General Counsel, Scripps Networks, LLC (1997 to 2009)

Karen N. Horn	Limited Partner and Senior Managing Director, Brock Capital Group,
(1943)	an advisory and investment banking firm (2004 to present); Director,
2003	Eli Lilly and Company (1987 to present); Director, Simon Property
[157]	Group (2004 to present); Director, Norfolk Southern (2008 to present); Director, Fannie Mae (2006 to 2008)

Paul F. McBride	Former Company Officer and Senior Vice President, Human
(1956)	Resources and Corporate Initiatives (2004 to 2010)
2013
[157]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Director, MDRC
2012	(2011 to present); Member, National Academy of Education (2010
[157]	to present); Research Associate, National Bureau of Economic
Research’s Labor Studies Program (1998 to 2009 and 2011 to
present); Member, President’s Council of Economic Advisors
(2009 to 2011); Member, The MacArthur Foundation Network on
the Transition to Adulthood and Public Policy (2000 to 2008);
Member, National Advisory Committee for the Robert Wood
Johnson Foundation’s Scholars in Health Policy Research Program
(2008); Director and Member, National Economic Association
(2006 to 2008); Member, Association of Public Policy Analysis and
Management Policy Council (2006 to 2008); Member, Hamilton
Project’s Advisory Board at The Brookings Institute (2006 to 2008);
Chair of Committee on the Status of Minority Groups in the Economic
Profession, American Economic Association (2006 to 2008 and
2012 to present)

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder and Partner,
2001	Blackstone Real Estate Advisors, L.P. (1992 to present); Director,
[157]	General Growth Properties, Inc. (2010 to present); Director, BXMT
(formerly Capital Trust, Inc.), a real estate investment company
(2012 to present); Director and Chairman of the Board, Brixmor
Property Group, Inc. (2013 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present); Managing Director, The Goldman Sachs Group, Inc.
2009	(1984 to 2008)
[157]

*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[157]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
Services, Inc.; Chairman of the Board, Chief Executive Officer,
and Director, T. Rowe Price International; Chairman of the Board,
Chief Executive Officer, Director, and President, T. Rowe Price Trust
Company; Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[105]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With Index Trust	Principal Occupation(s)

E. Frederick Bair, CFA, CPA (1969)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

Roger L. Fiery III, CPA (1959)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, and T. Rowe
Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer	Group, Inc., and T. Rowe Price Trust Company

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

R. Scott Livingston (1979)	Assistant Vice President, T. Rowe Price
Vice President

David Oestreicher (1967)	Director, Vice President, and Secretary, T. Rowe
Vice President	Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., T. Rowe
Price Services, Inc., and T. Rowe Price Trust
Company; Chief Legal Officer, Vice President,
and Secretary, T. Rowe Price Group, Inc.; Vice
President and Secretary, T. Rowe Price and
T. Rowe Price International; Vice President,
Price Hong Kong and Price Singapore

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Services, Inc.

Neil Smith (1972)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price Group, Inc., and
T. Rowe Price International

Craig A. Thiese (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Ken D. Uematsu, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Trust Company

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

J. Zachary Wood, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,691,000 and $1,802,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date February 14, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date February 14, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date February 14, 2014